Intangible assets (Details 5) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets
Right of use amortization	R$ (25,110)	R$ (23,037)
Financial result - interest expense and inflation adjustment	(31,298)	(18,127)
Expenses of short-term leases with low value	(3,151)	(8,518)
Reduction of profit for the period	R$ (59,559)	R$ (49,682)